Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Goodwill (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Goodwill [Line Items]
Goodwill and trademark impairment	$ 0	$ 0	$ 0	$ 0	$ 89,000,000
Goodwill			2,925,000,000	2,967,000,000	2,967,000,000
Goodwill impairment charge					38,000,000
Goodwill [Roll Forward]
Beginning Balance			2,925,000,000	2,967,000,000
Foreign currency translation adjustment			(13,000,000)	(42,000,000)
Ending Balance			2,912,000,000	2,925,000,000	2,967,000,000
Costa
Goodwill [Line Items]
Goodwill			435,000,000
Goodwill [Roll Forward]
Ending Balance			435,000,000
NAA Segment
Goodwill [Line Items]
Goodwill and trademark impairment					89,000,000
Goodwill			1,898,000,000	1,898,000,000	1,898,000,000
Goodwill [Roll Forward]
Beginning Balance			1,898,000,000	1,898,000,000
Foreign currency translation adjustment			0	0
Ending Balance			1,898,000,000	1,898,000,000	1,898,000,000
EA Segment
Goodwill [Line Items]
Goodwill			1,014,000,000	1,027,000,000	1,069,000,000
Goodwill [Roll Forward]
Beginning Balance			1,027,000,000	1,069,000,000
Foreign currency translation adjustment			(13,000,000)	(42,000,000)
Ending Balance			1,014,000,000	$ 1,027,000,000	$ 1,069,000,000
EA Segment | Costa
Goodwill [Line Items]
Goodwill impairment charge			$ 0